SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of options, Outstanding at beginning of period	2,455,069	1,560,040	1,253,554
Weighted average exercise price, Outstanding at beginning of period	$ 3.46	$ 3.64	$ 3.31
Weighted average grant date fair value per share, unvested and outstanding end of period		5 years 14 days	5 years 2 months 1 day	5 years 7 months 24 days
Aggregate Intrinsic Value, Outstanding at beginning of period	$ 312	$ 2,116	$ 5,884
Amount of options, Granted	760,500	986,000	479,000
Weighted average exercise price, Granted	$ 4.76	$ 3.15	$ 4.50
Amount of options, Forfeited	(23,335)	(90,971)	(172,514)
Weighted average exercise price, Forfeited	$ 3	$ 3.28	$ 3.57
Amount of options, Outstanding at end of period	3,192,234	2,455,069	1,560,040	1,253,554
Weighted average exercise price, Outstanding at end of period	$ 3.77	$ 3.46	$ 3.64	$ 3.31
Aggregate Intrinsic Value, Outstanding at end of period		$ 312	$ 2,116	$ 5,884
Options, Exercisable at end of period		1,163,201
Weighted average exercise price, Exercisable at end of period		$ 3.39
Weighted average remaning contractual term (years) exercisable at end of the period		3 years 6 months 25 days
Aggregate Intrinsic Value, Exercisable at end of period		$ 268
Amount of options, Vested at end of period	1,573,336
Weighted average exercise price, Vested at end of period	$ 3.47
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of options, Outstanding at beginning of period	39,585	50,000
Weighted average grant date fair value per share, unvested and outstanding end of period		6 years 3 months 18 days	6 years 5 months 8 days
Amount of options, Granted		25,000
Amount of options, Forfeited		(7,501)
Amount of options, Outstanding at end of period		39,585	50,000
Weighted average grant date fair value per share, begining of period	$ 4.08	$ 6.32
Weighted average grant date fair value per share, granted		3
Weighted average grant date fair value per share,vested		$ 7.2
Amount of options, Vested at end of period		(27,914)
Weighted average grant date fair value per share,vested		$ 6.28
Weighted average grant date fair value per share, unvested and outstanding end of period		$ 4.08	$ 6.32
Amount of RSUs, Outstanding at beginning of period	39,585
Weighted Average Grant Date Fair Value per Share, Outstanding at beginning of period	$ 4.08
Amount of RSUs, Granted
Weighted Average Grant Date Fair Value per Share, Granted
Amount of RSUs, Forfeited
Weighted Average Grant Date Fair Value per Share, Forfeited
Amount of RSUs, Vested	(19,165)
Weighted Average Grant Date Fair Value per Share, Vested	$ 4.34
Amount of RSUs, Unvested and Outstanding at end of period	20,420	39,585
Weighted Average Grant Date Fair Value per Share, Unvested and Outstanding at end of period	$ 3.84	$ 4.08